Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	New Perspective Fund
Entity Central Index Key	0000071516
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
New Perspective Fund - Class A
Shareholder Report [Line Items]
Fund Name	New Perspective Fund®
Class Name	Class A
Trading Symbol	ANWPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? ( based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 84	0.73%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 31.30% for the year ended September 30, 2024. That result compares with a 31.76% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and a rate cut by the Federal Reserve restoring confidence in stocks, particularly in the United States. Ongoing concerns over conflict in the Middle East pressured energy markets, however.
Within the portfolio, shares of communications services and in formati
on technology companies were particularly additive to returns during the fiscal year, as were shares of companies based in emerging markets and the United States.
Among detractors, shares of energy companies saw a negative return for the period, while holdings in the consumer staples and consumer discretionary sectors saw returns below that of the overall portfolio. Likewise, shares of companies based in Canada and the United Kingdom saw smaller positive returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average annual total returns
	1 year	5 years	10 years
New Perspective Fund — Class A (with sales charge) *	23.75%	12.15%	10.75%
New Perspective Fund — Class A (without sales charge) *	31.30%	13.49%	11.41%
MSCI ACWI (All Country World Index) †	31.76%	12.19%	9.39%
*
Investment results assume all distributions are reinvested and reflect app lica
ble fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements
, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore
, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 146,032,000,000
Holdings Count | Holding	307
Advisory Fees Paid, Amount	$ 482,000,000
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 146,032
Total number of portfolio holdings	307
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
New Perspective Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	New Perspective Fund®
Class Name	Class R-6
Trading Symbol	RNPGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 47	0.41%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 31.70% for the year ended September 30, 2024. That result compares with a 31.76% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and a rate cut by the Federal Reserve restoring confidence in stocks, particularly in the United States. Ongoing concerns over conflict in the Middle East pressured energy markets, however.
Within the portfolio, shares of communications services and information technology companies were particularly additive to returns during the fiscal year, as were shares of companies based in emerging markets and the United States.
Among detractors, shares of energy companies saw a negative return for the period, while holdings in the consumer staples and consumer discretionary sectors saw returns below that of the overall portfolio. Likewise, shares of companies based in Canada and the United Kingdom saw smaller positive returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
New Perspective Fund — Class R-6 *	31.70%	13.85%	11.77%
MSCI ACWI (All Country World Index) †	31.76%	12.19%	9.39%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers
and
/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot
invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 146,032,000,000
Holdings Count | Holding	307
Advisory Fees Paid, Amount	$ 482,000,000
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 146,032
Total number of portfolio holdings	307
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
New Perspective Fund - Class C
Shareholder Report [Line Items]
Fund Name	New Perspective Fund®
Class Name	Class C
Trading Symbol	NPFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 170	1.48%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 30.32% for the year ended September 30, 2024. That result compares with a 31.76% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and a rate cut by the Federal Reserve restoring confidence in stocks, particularly in the United States. Ongoing concerns over conflict in the Middle East pressured energy markets, however.
Within the portfolio, shares of communications services and information technology companies were particularly additive to returns during the fiscal year, as were shares of companies based in emerging markets and the United States.
Among detractors, shares of energy companies saw a negative return for the period, while holdings in the consumer staples and consumer discretionary sectors saw returns below that of the overall portfolio. Likewise, shares of companies based in Canada and the United Kingdom saw smaller positive returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
New Perspective Fund — Class C (with sales charge) *	29.32%	12.64%	10.72%
New Perspective Fund — Class C (without sales charge) *	30.32%	12.64%	10.72%
MSCI ACWI (All Country World Index) †	31.76%	12.19%	9.39%
*
Investment results assume all distributions are rei
nvest
ed and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expe
nses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 146,032,000,000
Holdings Count | Holding	307
Advisory Fees Paid, Amount	$ 482,000,000
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 146,032
Total number of portfolio holdings	307
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
New Perspective Fund - Class T
Shareholder Report [Line Items]
Fund Name	New Perspective Fund®
Class Name	Class T
Trading Symbol	TNPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 54	0.47%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 31.63% for the year ended September 30, 2024. That result compares with a 31.76% gain for the MSCI ACWI (All Country World Index).
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and a rate cut by the Federal Reserve restoring confidence in stocks, particularly in the United States. Ongoing concerns over conflict in the Middle East pressured energy markets, however.
Within the portfolio, shares of communications services and information technology companies were particularly additive to returns during the fiscal year, as were shares of companies based in emerging markets and the United States.
Among detractors, shares of energy companies saw a negative return for the period, while holdings in the consumer staples and consumer discretionary sectors saw returns below that of the overall portfolio. Likewise, shares of companies based in Canada and the United Kingdom saw smaller positive returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total r
etur
ns
	1 year	5 years	Since inception 1
New Perspective Fund — Class T (with sales charge) 2	28.33%	13.19%	12.73%
New Perspective Fund — Class T (without sales charge) 2	31.63%	13.77%	13.11%
MSCI ACWI (All Country World Index) 3	31.76%	12.19%	10.95%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any
marke
t index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line ch art and table do not reflec t the d eduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 146,032,000,000
Holdings Count | Holding	307
Advisory Fees Paid, Amount	$ 482,000,000
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 146,032
Total number of portfolio holdings	307
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
New Perspective Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	New Perspective Fund®
Class Name	Class F-1
Trading Symbol	NPFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 90	0.78%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 31.24% for the year ended September 30, 2024. That result compares with a 31.76% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and a rate cut by the Federal Reserve restoring confidence in stocks, particularly in the United States. Ongoing concerns over conflict in the Middle East pressured energy markets, however.
Within the portfolio, shares of communications services and information technology companies were particularly additive to returns during the fiscal year, as were shares of companies based in emerging markets and the United States.
Among detractors, shares of energy companies saw a negative return for the period, while holdings in the consumer staples and consumer discretionary sectors saw returns below that of the overall portfolio. Likewise, shares of companies based in Canada and the United Kingdom saw smaller positive returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
New Perspective Fund — Class F-1 *	31.24%	13.43%	11.35%
MSCI ACWI (All Country World Index) †	31.76%	12.19%	9.39%
*
Investment results assume all distributions are reinvested and reflect applicable fees and ex pen
ses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expe
nses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 146,032,000,000
Holdings Count | Holding	307
Advisory Fees Paid, Amount	$ 482,000,000
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 146,032
Total number of portfolio holdings	307
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
New Perspective Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	New Perspective Fund®
Class Name	Class F-2
Trading Symbol	ANWFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 59	0.51%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 31.57% for the year ended September 30, 2024. That result compares with a 31.76% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and a rate cut by the Federal Reserve restoring confidence in stocks, particularly in the United States. Ongoing concerns over conflict in the Middle East pressured energy markets, however.
Within the portfolio, shares of communications services and information technology companies were particularly additive to returns during the fiscal year, as were shares of companies based in emerging markets and the United States.
Among detractors, shares of energy companies saw a negative return for the period, while holdings in the consumer staples and consumer discretionary sectors saw returns below that of the overall portfolio. Likewise, shares of companies based in Canada and the United Kingdom saw smaller positive returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
New Perspective Fund — Class F-2 *	31.57%	13.74%	11.65%
MSCI ACWI (All Country World Index) †	31.76%	12.19%	9.39%
*
Investment results assume all distributions are reinvested and reflect a pplic
able fees and expenses. When a
pplica
ble, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 146,032,000,000
Holdings Count | Holding	307
Advisory Fees Paid, Amount	$ 482,000,000
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 146,032
Total number of portfolio holdings	307
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector ( percent of net assets)
New Perspective Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	New Perspective Fund®
Class Name	Class F-3
Trading Symbol	FNPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 48	0.41%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 31.71% for the year ended September 30, 2024. That result compares with a 31.76% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and a rate cut by the Federal Reserve restoring confidence in stocks, particularly in the United States. Ongoing concerns over conflict in the Middle East pressured energy markets, however.
Within the portfolio, shares of communications services and information technology companies were particularly additive to returns during the fiscal year, as were shares of companies based in emerging markets and the United States.
Among detractors, shares of energy companies saw a negative return for the period, while holdings in the consumer staples and consumer discretionary sectors saw returns below that of the overall portfolio. Likewise, shares of companies based in Canada and the United Kingdom saw smaller positive returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average a
nnua
l total re
tur
ns
	1 year	5 years	Since inception 1
New Perspective Fund — Class F-3 2	31.71%	13.85%	13.43%
MSCI ACWI (All Country World Index) 3	31.76%	12.19%	11.10%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 146,032,000,000
Holdings Count | Holding	307
Advisory Fees Paid, Amount	$ 482,000,000
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 146,032
Total number of portfolio holdings	307
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector ( percent of net assets)
New Perspective Fund - Class 529-A
Shareholder Report [Line Items]
Fund Name	New Perspective Fund®
Class Name	Class 529-A
Trading Symbol	CNPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 89	0.77%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 31.24% for the year ended September 30, 2024. That result compares with a 31.76% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and a rate cut by the Federal Reserve restoring confidence in stocks, particularly in the United States. Ongoing concerns over conflict in the Middle East pressured energy markets, however.
Within the portfolio, shares of communications services and information technology companies were particularly additive to returns during the fiscal year, as were shares of companies based in emerging markets and the United States.
Among detractors, shares of energy companies saw a negative return for the period, while holdings in the consumer staples and consumer discretionary sectors saw returns below that of the overall portfolio. Likewise, shares of companies based in Canada and the United Kingdom saw smaller positive returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	5 years	10 years
New Perspective Fund — Class 529-A (with sales charge) *	26.64%	12.64%	10.95%
New Perspective Fund — Class 529-A (without sales charge) *	31.24%	13.44%	11.35%
MSCI ACWI (All Country World Index) †	31.76%	12.19%	9.39%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no e xpen
ses. In
ve
stors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 146,032,000,000
Holdings Count | Holding	307
Advisory Fees Paid, Amount	$ 482,000,000
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 146,032
Total number of portfolio holdings	307
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
New Perspective Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	New Perspective Fund®
Class Name	Class 529-C
Trading Symbol	CNPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 inve stm ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 175	1.52%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 30.27% for the year ended September 30, 2024. That result compares with a 31.76% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and a rate cut by the Federal Reserve restoring confidence in stocks, particularly in the United States. Ongoing concerns over conflict in the Middle East pressured energy markets, however.
Within the portfolio, shares of communications services and information technology companies were particularly additive to returns during the fiscal year, as were shares of companies based in emerging markets and the United States.
Among detractors, shares of energy companies saw a negative return for the period, while holdings in the consumer staples and consumer discretionary sectors saw returns below that of the overall portfolio. Likewise, shares of companies based in Canada and the United Kingdom saw smaller positive returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
New Perspective Fund — Class 529-C (with sales charge) *	29.27%	12.59%	10.92%
New Perspective Fund — Class 529-C (without sales charge) *	30.27%	12.59%	10.92%
MSCI ACWI (All Country World Index) †	31.76%	12.19%	9.39%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no ex pense
s. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 146,032,000,000
Holdings Count | Holding	307
Advisory Fees Paid, Amount	$ 482,000,000
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 146,032
Total number of portfolio holdings	307
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector ( percent of net assets)
New Perspective Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	New Perspective Fund®
Class Name	Class 529-E
Trading Symbol	CNPEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 115	1.00%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 30.93% for the year ended September 30, 2024. That result co mpares with a 31.76% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lif etime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and a rate cut by the Federal Reserve restoring confidence in stocks, particularly in the United States. Ongoing concerns over conflict in the Middle East pressured energy markets, however.
Within the portfolio, shares of communications services and information technology companies were particularly additive to returns during the fiscal year, as were shares of companies based in emerging markets and the United States.
Among detractors, shares of energy companies saw a negative return for the period, while holdings in the consumer staples and consumer discretionary sectors saw returns below that of the overall portfolio. Likewise, shares of companies based in Canada and the United Kingdom saw smaller positive returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
New Perspective Fund — Class 529-E *	30.93%	13.18%	11.09%
MSCI ACWI (All Country World Index) †	31.76%	12.19%	9.39%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 146,032,000,000
Holdings Count | Holding	307
Advisory Fees Paid, Amount	$ 482,000,000
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 146,032
Total number of portfolio holdings	307
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector (p er cent of net assets)
New Perspective Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	New Perspective Fund®
Class Name	Class 529-T
Trading Symbol	TPNFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New Perspective Fund (the "fund") for the per iod fr om October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 invest men t)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 63	0.54%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 31.53% for the year ended September 30, 2024. That result compares with a 31.76% gain for the MSCI ACWI (All Country World Index).
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and a rate cut by the Federal Reserve restoring confidence in stocks, particularly in the United States. Ongoing concerns over conflict in the Middle East pressured energy markets, however.
Within the portfolio, shares of communications services and information technology companies were particularly additive to returns during the fiscal year, as were shares of companies based in emerging markets and the United States.
Among detractors, shares of energy companies saw a negative return for the period, while holdings in the consumer staples and consumer discretionary sectors saw returns below that of the overall portfolio. Likewise, shares of companies based in Canada and the United Kingdom saw smaller positive returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
New Perspective Fund — Class 529-T (with sales charge) 2	28.24%	13.13%	12.67%
New Perspective Fund — Class 529-T (without sales charge) 2	31.53%	13.71%	13.05%
MSCI ACWI (All Country World Index) 3	31.76%	12.19%	10.95%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, re sult
s reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 146,032,000,000
Holdings Count | Holding	307
Advisory Fees Paid, Amount	$ 482,000,000
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 146,032
Total number of portfolio holdings	307
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector (perc en t of net assets)
New Perspective Fund - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	New Perspective Fund®
Class Name	Class 529-F-1
Trading Symbol	CNPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 in vestm ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 68	0.59%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 31.48% for the year ended September 30, 2024. That result compares with a 31.76% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and a rate cut by the Federal Reserve restoring confidence in stocks, particularly in the United States. Ongoing concerns over conflict in the Middle East pressured energy markets, however.
Within the portfolio, shares of communications services and information technology companies were particularly additive to returns during the fiscal year, as were shares of companies based in emerging markets and the United States.
Among detractors, shares of energy companies saw a negative return for the period, while holdings in the consumer staples and consumer discretionary sectors saw returns below that of the overall portfolio. Likewise, shares of companies based in Canada and the United Kingdom saw smaller positive returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total r
etur
ns
	1 year	5 years	10 years
New Perspective Fund — Class 529-F-1 *	31.48%	13.66%	11.58%
MSCI ACWI (All Country World Index) †	31.76%	12.19%	9.39%
*
Investment results assume all distributions ar
e rein
vested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 146,032,000,000
Holdings Count | Holding	307
Advisory Fees Paid, Amount	$ 482,000,000
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 146,032
Total number of portfolio holdings	307
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector ( percent of net assets)
New Perspective Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	New Perspective Fund®
Class Name	Class 529-F-2
Trading Symbol	FFPNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 59	0.51%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 31.58% for the year ended September 30, 2024. That result compares with a 31.76% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and a rate cut by the Federal Reserve restoring confidence in stocks, particularly in the United States. Ongoing concerns over conflict in the Middle East pressured energy markets, however.
Within the portfolio, shares of communications services and information technology companies were particularly additive to returns during the fiscal year, as were shares of companies based in emerging markets and the United States.
Among detractors, shares of energy companies saw a negative return for the period, while holdings in the consumer staples
and
consumer discretionary sectors saw returns below that of the overall portfolio. Likewise, shares of companies based in Canada and the
United Kingdom saw smaller positive returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
New Perspective Fund — Class 529-F-2 2	31.58%	12.01%
MSCI ACWI (All Country World Index) 3	31.76%	13.62%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower
.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 146,032,000,000
Holdings Count | Holding	307
Advisory Fees Paid, Amount	$ 482,000,000
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 146,032
Total number of portfolio holdings	307
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
New Perspective Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	New Perspective Fund®
Class Name	Class 529-F-3
Trading Symbol	FNFPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 53	0.46%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 31.63% for the year ended September 30, 2024. That result compares with a 31.76% gain for the
MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and a rate cut by the Federal Reserve restoring confidence in stocks, particularly in the United States. Ongoing concerns over conflict in the Middle East pressured energy markets, however.
Within the portfolio, shares of communications services and information technology companies were particularly additive to returns during the fiscal year, as were shares of companies based in emerging markets and the United States.
Among detractors, shares of energy companies saw a negative return for the period, while holdings in the consumer staples and consumer discretionary sectors saw returns below that of the overall portfolio. Likewise, shares of companies based in Canada and the United Kingdom saw smaller positive returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
New Perspective Fund — Class 529-F-3 2	31.63%	12.06%
MSCI ACWI (All Country World Index) 3	31.76%	13.62%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 146,032,000,000
Holdings Count | Holding	307
Advisory Fees Paid, Amount	$ 482,000,000
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 146,032
Total number of portfolio holdings	307
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
New Perspective Fund® Class R-1
Shareholder Report [Line Items]
Fund Name	New Perspective Fund®
Class Name	Class R-1
Trading Symbol	RNPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 172	1.49%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 30.30% for the year ended September 30, 2024. That result compares with a 31.76% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and a rate cut by the Federal Reserve restoring confidence in stocks, particularly in the United States. Ongoing concerns over conflict in the Middle East pressured energy markets, however.
Within the portfolio, shares of communications services and information technology companies were particularly additive to returns during the fiscal year, as were shares of companies based in emerging markets and the United States.
Among detractors, shares of energy companies saw a negative return for the period, while holdings in the consumer staples and consumer discretionary sectors saw returns below that of the overall portfolio. Likewise, shares of companies based in Canada and the
United Kingdom saw smaller positive returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
New Perspective Fund — Class R-1 *	30.30%	12.62%	10.55%
MSCI ACWI (All Country World Index) †	31.76%	12.19%	9.39%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/
or
expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot inve st
directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 146,032,000,000
Holdings Count | Holding	307
Advisory Fees Paid, Amount	$ 482,000,000
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 146,032
Total number of portfolio holdings	307
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
New Perspective Fund® Class R-2
Shareholder Report [Line Items]
Fund Name	New Perspective Fund®
Class Name	Class R-2
Trading Symbol	RNPBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 173	1.50%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 30.29% for the year ended September 30, 2024. That result compares with a 31.76% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and a rate cut by the Federal Reserve restoring confidence in stocks, particularly in the United States. Ongoing concerns over conflict in the Middle East pressured energy markets, however.
Within the portfolio, shares of communications services and information technology companies were particularly additive to returns during the fiscal year, as were shares of companies based in emerging markets and the United States.
Among detractors, shares of energy companies saw a negative return for the period, while holdings in the consumer staples and consumer discretionary sectors saw returns below that of the overall portfolio. Likewise, shares of companies based in Canada and the
United Kingdom saw smaller positive returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
New Perspective Fund — Class R-2 *	30.29%	12.61%	10.55%
MSCI ACWI (All Country World Index) †	31.76%	12.19%	9.39%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 146,032,000,000
Holdings Count | Holding	307
Advisory Fees Paid, Amount	$ 482,000,000
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 146,032
Total number of portfolio holdings	307
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
New Perspective Fund (Class R-2E)
Shareholder Report [Line Items]
Fund Name	New Perspective Fund®
Class Name	Class R-2E
Trading Symbol	RPEBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 140	1.21%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 30.68% for the year ended September 30, 2024. That result compares with a 31.76% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and a rate cut by the Federal Reserve restoring confidence in stocks, particularly in the United States. Ongoing concerns over conflict in the Middle East pressured energy markets, however.
Within the portfolio, shares of communications services and information technology companies were particularly additive to returns during the fiscal year, as were shares of companies based in emerging markets and the United States.
Among detractors, shares of energy companies saw a negative return for the period, while holdings in the consumer staples and consumer discretionary sectors saw returns below that of the overall portfolio. Likewise, shares of companies based in Canada and the United Kingdom saw smaller positive returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
New Perspective Fund — Class R-2E *	30.68%	12.94%	10.93%
MSCI ACWI (All Country World Index) †	31.76%	12.19%	9.39%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee
waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 146,032,000,000
Holdings Count | Holding	307
Advisory Fees Paid, Amount	$ 482,000,000
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 146,032
Total number of portfolio holdings	307
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
New Perspective Fund (Class R-3)
Shareholder Report [Line Items]
Fund Name	New Perspective Fund®
Class Name	Class R-3
Trading Symbol	RNPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 122	1.06%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 30.85% for the year ended September 30, 2024. That result compares with
a 31.76% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and a rate cut by the Federal Reserve restoring confidence in stocks, particularly in the United States. Ongoing concerns over conflict in the Middle East pressured energy markets, however.
Within the portfolio, shares of communications services and information technology companies were particularly additive to returns during the fiscal year, as were shares of companies based in emerging markets and the United States.
Among detractors, shares of energy companies saw a negative return for the period, while holdings in the consumer staples and consumer discretionary sectors saw returns below that of the overall portfolio. Likewise, shares of companies based in Canada and the United Kingdom saw smaller positive returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
New Perspective Fund — Class R-3 *	30.85%	13.11%	11.04%
MSCI ACWI (All Country World Index) †	31.76%	12.19%	9.39%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses
. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no
expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 146,032,000,000
Holdings Count | Holding	307
Advisory Fees Paid, Amount	$ 482,000,000
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 146,032
Total number of portfolio holdings	307
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
New Perspective Fund (Class R-4)
Shareholder Report [Line Items]
Fund Name	New Perspective Fund®
Class Name	Class R-4
Trading Symbol	RNPEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 88	0.76%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 31.26% for the year ended September 30, 2024. That result compares with a 31.76%
gain
for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and a rate cut by the Federal Reserve restoring confidence in stocks, particularly in the United States. Ongoing concerns over conflict in the Middle East pressured energy markets, however.
Within the portfolio, shares of communications services and information technology companies were particularly additive to returns during the fiscal year, as were shares of companies based in emerging markets and the United States.
Among detractors, shares of energy companies saw a negative return for the period, while holdings in the consumer staples and consumer discretionary sectors saw returns below that of the overall portfolio. Likewise, shares of companies based in Canada and the United Kingdom saw smaller positive returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
New Perspective Fund — Class R-4 *	31.26%	13.46%	11.37%
MSCI ACWI (All Country World Index) †	31.76%	12.19%	9.39%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results
reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses.
Investors
cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 146,032,000,000
Holdings Count | Holding	307
Advisory Fees Paid, Amount	$ 482,000,000
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 146,032
Total number of portfolio holdings	307
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
New Perspective Fund (Class R-5E)
Shareholder Report [Line Items]
Fund Name	New Perspective Fund®
Class Name	Class R-5E
Trading Symbol	RNPHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 65	0.56%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 31.52% for the year ended September 30, 2024. That result compares with a 31.76% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and a rate cut by the Federal Reserve restoring confidence in stocks, particularly in the United States. Ongoing concerns over conflict in the Middle East pressured energy markets, however.
Within the portfolio, shares of communications services and information technology companies were particularly additive to returns during the fiscal year, as were shares of companies based in emerging markets and the United States.
Among detractors, shares of energy companies saw a negative return for the period, while holdings in the consumer staples and consumer discretionary sectors saw returns below that of the overall portfolio. Likewise, shares of companies based in Canada and the United Kingdom saw smaller positive returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
New Perspective Fund — Class R-5E 2	31.52%	13.68%	11.99%
MSCI ACWI (All Country World Index) 3	31.76%	12.19%	10.58%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers
and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has
no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 146,032,000,000
Holdings Count | Holding	307
Advisory Fees Paid, Amount	$ 482,000,000
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 146,032
Total number of portfolio holdings	307
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
New Perspective Fund (Class R-5)
Shareholder Report [Line Items]
Fund Name	New Perspective Fund®
Class Name	Class R-5
Trading Symbol	RNPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about New Perspective Fund (the "fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $ 10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 53	0.46%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 31.65% for the year ended September 30, 2024. That result compares with a 31.76% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
Global equity markets saw a strong rally over the course of the fund’s fiscal year, with easing inflation and a rate cut by the Federal Reserve restoring confidence in stocks, particularly in the United States. Ongoing concerns over conflict in the Middle East pressured energy markets, however.
Within the portfolio, shares of communications services and information technology companies were particularly additive to returns during the fiscal year, as were shares of companies based in emerging markets and the United States.
Among detractors, shares of energy companies saw a negative return for the period, while holdings in the consumer staples and consumer discretionary sectors saw returns below that of the overall portfolio. Likewise, shares of companies based in Canada and the United Kingdom saw smaller positive returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
New Perspective Fund — Class R-5 *	31.65%	13.80%	11.71%
MSCI ACWI (All Country World Index) †	31.76%	12.19%	9.39%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect
fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest
directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 146,032,000,000
Holdings Count | Holding	307
Advisory Fees Paid, Amount	$ 482,000,000
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 146,032
Total number of portfolio holdings	307
Total advisory fees paid (in millions)	$ 482
Portfolio turnover rate	24%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)